Subsequent event	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent event

19. Subsequent event

In December 2012, the Company signed a purchase and sale agreement to execute a sale-leaseback of its global headquarters building located in Calgary, Canada. The transaction closed on May 7, 2013 for net proceeds of approximately $77,000. The term of the lease is 20 years with annual rental payments of $5,945, subject to an 8% escalation every five years. The Company expects to account for the lease as a capital lease. The Company repaid $10,000 of the First lien facility from the proceeds of the sale.